Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [abstract]
Disclosure of composition of cash and cash equivalents	Cash and cash equivalents break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2025	AS OF MARCH 31, 2026
CASH AND CASH EQUIVALENTS
Cash equivalents	478,541	448,352
Cash	38,144	29,070
Cash and cash equivalents	516,685	477,423